John Hancock Funds III

Supplement dated March 1, 2014 to the current Prospectus

John Hancock Global Shareholder Yield Fund (the “Fund”)

Effective immediately, John Tobin and Kera Van Valen are portfolio managers responsible for managing the Fund, in addition to William W. Priest, CFA, CPA, Eric L. Sappenfield, and Michael A. Welhoelter, CFA. Accordingly, the following is added to the portfolio manager information in the “Fund summary – Portfolio management” section:

John Tobin

Portfolio manager

Managed fund since 2014

Kera Van Valen

Portfolio manager

Managed fund since 2014

In the prospectus “Fund details – Who’s who” section, the following is added to the Subadvisor subsection:

John Tobin

Portfolio manager

Managed fund since 2014

Director, portfolio manager and senior analyst at Epoch since 2012

Senior research analyst, HSBC Global Asset Management (2008‒2012)

Began business career in 1981

Kera Van Valen

Portfolio manager

Managed fund since 2014

Director, portfolio manager and senior analyst at Epoch since 2005

Began business career in 2001

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated March 1, 2014 to the current Statement of Additional Information

John Hancock Global Shareholder Yield Fund (the “Fund”)

Effective immediately, John Tobin and Kera Van Valen are portfolio managers responsible for managing the Fund, in addition to William W. Priest, CFA, CPA, Eric L. Sappenfield, and Michael A. Welhoelter, CFA. Accordingly, the following supplements the portfolio manager information presented in Appendix B to the Statement of Additional Information relating to Epoch Investment Partners, Inc. regarding the portfolio managers of the Fund.

The following table reflects information as of December 31, 2013:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
John Tobin	3	$1.3 billion	0	$0	1	$2.7 million
Kera Van Valen	3	$1.3 billion	0	$0	1	$2.7 million

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
John Tobin	0	$0	0	$0	0	$0
Kera Van Valen	0	$0	0	$0	0	$0

Ownership of fund shares – The portfolio managers listed in the table below beneficially owned shares of the Fund that they managed as of December 31, 2013.

Name	Dollar Range of Fund Shares

John Tobin	$0
Kera Van Valen	$0

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.